T. ROWE PRICE Health Sciences Portfolio
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
BIOTECHNOLOGY 29.1%
Major Biotechnology 8.5%
Alkermes (1) 3,602 67
Amgen  39,626 9,859
Biogen (1) 30,832 8,625
BioNTech, ADR (1) 65,812 7,186
Exact Sciences (1) 62,853 8,283
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 84
Exact Sciences Expense Fund,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 171 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 42
Neurocrine Biosciences (1) 38,298 3,724
Novavax (1) 12,206 2,213
Seagen (1) 46,598 6,471
VelosBio, EC, Acquisition Date:
12/31/20, Cost $53 (1)(2)(3) 52,654 50
Vertex Pharmaceuticals (1) 89,063 19,139
65,743
Other Biotechnology 20.6%
ACADIA Pharmaceuticals (1) 58,031 1,497
Acceleron Pharma (1) 63,812 8,654
Acerta Pharma, Class B, Acquisition
Date: 5/12/15, Cost $203 (1)(2)(3) 8,013,195 999
Adaptive Biotechnologies (1) 39,298 1,582
Adverum Biotechnologies (1) 21,723 214
Agios Pharmaceuticals (1) 19,613 1,013
Akero Therapeutics (1) 10,165 295
Alector (1) 35,946 724
Allogene Therapeutics (1) 38,003 1,341
Alnylam Pharmaceuticals (1) 43,705 6,171
Apellis Pharmaceuticals (1) 51,574 2,213
Ardelyx (1) 54,286 359
Arvinas (1) 29,307 1,937
Ascendis Pharma, ADR (1) 31,256 4,028
Atea Pharmaceuticals (1) 9,368 578
Atea Pharmaceuticals, Acquisition
Date: 3/19/20-10/14/20, Cost $482 (1)
(3) 54,429 3,193
Axsome Therapeutics (1) 14,138 800
BeiGene, ADR (1) 14,827 5,161
BioMarin Pharmaceutical (1) 19,385 1,464
Bluebird Bio (1) 14,798 446
Blueprint Medicines (1) 26,197 2,547
C4 Therapeutics (1) 40,587 1,501
Cerevel Therapeutics Holdings (1) 58,109 798
Cerevel Therapeutics Holdings,
Warrants, 7/29/20, 11.50% (1) 8,527 36
Constellation Pharmaceuticals (1) 16,900 395
CRISPR Therapeutics (1) 12,035 1,466
CureVac (1) 19,001 1,738
Deciphera Pharmaceuticals (1) 13,427 602
Shares $ Value
(Cost and value in $000s)
Denali Therapeutics (1) 76,864 4,389
Design Therapeutics, Series
B, Acquisition Date: 1/25/21,
Cost $280 (1)(3) 26,196 744
Dicerna Pharmaceuticals (1) 25,609 655
Enanta Pharmaceuticals (1) 9,236 455
Epizyme (1) 22,851 199
Evotec (EUR) (1) 39,439 1,421
Exelixis (1) 242,231 5,472
Fate Therapeutics (1) 46,858 3,863
FibroGen (1) 26,367 915
Flame Biosciences, Acquisition Date:
9/28/20, Cost $247 (1)(2)(3) 37,754 247
G1 Therapeutics (1) 8,411 202
Generation Bio (1) 62,921 1,791
Genmab (DKK) (1) 9,565 3,146
Global Blood Therapeutics (1) 18,739 764
Homology Medicines (1) 14,337 135
IGM Biosciences (1) 14,136 1,084
Immunocore Holdings, ADR (1) 13,891 591
Incyte (1) 120,015 9,754
Insmed (1) 90,453 3,081
Intellia Therapeutics (1) 23,272 1,868
Ionis Pharmaceuticals (1) 68,861 3,096
Iovance Biotherapeutics (1) 75,953 2,405
Karuna Therapeutics (1) 17,794 2,139
Kodiak Sciences (1) 48,276 5,474
Kronos Bio (1) 17,558 514
Kronos Bio, Acquisition Date: 8/20/20,
Cost $234 (1)(3) 14,479 403
Longboard Pharmaceuticals (1) 9,326 152
Longboard Pharmaceuticals, Series A,
Acquisition Date: 10/27/20-3/23/21,
Cost $187 (1)(3) 25,823 400
Lonza Group (CHF)  3,528 1,973
Milestone Pharmaceuticals (1) 8,088 47
Mirati Therapeutics (1) 19,659 3,368
Moderna (1) 56,537 7,404
MorphoSys (EUR) (1) 7,814 681
Novocure (1) 16,390 2,166
Prelude Therapeutics (1) 15,060 653
Progenic Pharmaceuticals, CVR  45,500 —
Prothena (1) 26,902 676
PTC Therapeutics (1) 18,651 883
Radius Health (1) 22,332 466
RAPT Therapeutics (1) 28,738 638
Reata Pharmaceuticals, Class A (1) 8,806 878
Regeneron Pharmaceuticals (1) 20,782 9,833
REGENXBIO (1) 10,157 346
Repligen (1) 3,529 686
Rocket Pharmaceuticals (1) 49,151 2,181
Sage Therapeutics (1) 31,486 2,357
Sarepta Therapeutics (1) 15,026 1,120
Scholar Rock Holding (1) 33,372 1,691
Stoke Therapeutics (1) 18,267 709
Translate Bio (1) 29,045 479
Turning Point Therapeutics (1) 20,224 1,913
Ultragenyx Pharmaceutical (1) 62,975 7,170
uniQure (1) 25,500 859

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
Xencor (1) 44,027 1,896
Zai Lab, ADR (1) 14,875 1,985
Zymeworks (1) 15,052 475
160,644
Total Biotechnology 226,387
LIFE SCIENCES 12.6%
Life Sciences 12.6%
Abcam (GBP) (1) 60,070 1,152
Agilent Technologies  97,909 12,448
Bio-Techne  5,500 2,101
Bruker  78,976 5,077
Danaher  106,246 23,914
DiaSorin (EUR)  6,298 1,010
Mettler-Toledo International (1) 1,976 2,284
Olink Holding, ADR (1) 42,033 1,513
Ortho Clinical Diagnostics Holdings (1) 142,043 2,741
Pacific Biosciences of California (1) 120,478 4,013
Quanterix (1) 43,122 2,521
Quidel (1) 25,225 3,227
Schrodinger (1) 9,112 695
Seer, Class A, Acquisition Date:
11/15/19-12/8/20, Cost $1,010 (1)(3) 116,252 5,524
Thermo Fisher Scientific  61,293 27,973
Twist Bioscience (1) 18,323 2,269
Total Life Sciences 98,462
MISCELLANEOUS 1.1%
Miscellaneous 1.1%
CM Life Sciences II SPAC/SomaLogic
PIPE (1)(4) 33,747 382
CM Life Sciences SPAC/Mount Sinai
Genomics PIPE (1)(4) 29,761 399
Gemini Therapeutics, Acquisition
Date: 2/8/21, Cost $284 (1)(3) 28,379 365
Health Sciences Acquisitions Corp
2 (1) 30,999 348
HighCape Capital Acquisition SPAC/
Quantum-SI PIPE (1)(4) 83,330 894
Revolution Healthcare Acquisition (1) 77,870 783
Royalty Pharma, Acquisition Date:
5/21/15, Cost $680 (1)(3) 53,480 2,333
Royalty Pharma, Class A  30,248 1,319
Total Miscellaneous 6,823
PHARMACEUTICALS 10.1%
European Major
- Pharmaceuticals 0.4%
Merck KGaA (EUR)  20,287 3,470
Zeneca, Acquisition Date: 7/18/13,
Cost $0 (1)(2)(3) 12,799 8
3,478
Major Pharmaceuticals 9.6%
AbbVie  126,400 13,679
Astellas Pharma (JPY)  117,500 1,810
AstraZeneca, ADR  229,692 11,421
Daiichi Sankyo (JPY)  39,100 1,141
Eisai (JPY)  19,300 1,297
Shares $ Value
(Cost and value in $000s)
Eli Lilly  126,465 23,626
Merck  196,611 15,157
Roche Holding (CHF)  22,341 7,237
75,368
Specialty Pharmaceuticals 0.1%
Cara Therapeutics (1) 23,936 520
520
Total Pharmaceuticals 79,366
PRODUCTS & DEVICES 18.2%
Implants 9.2%
Abbott Laboratories  46,025 5,516
AtriCure (1) 19,545 1,280
Becton Dickinson & Company  44,434 10,804
Intuitive Surgical (1) 33,311 24,615
iRhythm Technologies (1) 17,270 2,398
Stryker  75,849 18,475
Teleflex  14,251 5,921
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $644 (1)(2)(3) 5,220 715
Zimmer Biomet Holdings  13,600 2,177
71,901
Other Products & Devices 9.0%
10X Genomics, Class A (1) 18,960 3,432
Alcon (CHF) (1) 24,198 1,698
Argenx, ADR (1) 36,373 10,017
Avantor (1) 153,555 4,442
Burning Rock Biotech, ADR (1) 25,947 699
Catalent (1) 32,584 3,431
Cooper  9,486 3,643
DexCom (1) 13,513 4,856
Hologic (1) 120,765 8,983
ICU Medical (1) 5,829 1,198
Insulet (1) 14,308 3,733
JAND, Class A, Acquisition Date:
4/23/15-3/9/18, Cost $352 (1)(2)(3) 29,873 733
Lantheus Holdings (1) 36,471 779
Nevro (1) 17,963 2,506
Outset Medical (1) 90,407 4,917
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 648
Penumbra (1) 25,841 6,992
Shockwave Medical (1) 48,057 6,260
Tandem Diabetes Care (1) 12,504 1,104
70,071
Total Products & Devices 141,972
SERVICES 20.3%
Distribution 0.1%
Option Care Health (1) 55,240 980
980
Information 0.8%
Veeva Systems, Class A (1) 23,086 6,031
6,031

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
Other Services 3.0%
Elanco Animal Health (1) 42,812 1,261
Envista Holdings (1) 114,548 4,674
Guardant Health (1) 30,257 4,619
Pennant Group (1) 24,219 1,109
Phreesia (1) 30,268 1,577
PPD (1) 30,325 1,147
PRA Health Sciences (1) 6,085 933
West Pharmaceutical Services  24,426 6,883
Wuxi Biologics Cayman (HKD) (1) 135,000 1,702
23,905
Payors 14.6%
Alignment Healthcare (1) 21,396 469
Alignment Healthcare, Acquisition
Date: 2/28/20, Cost $816 (1)(3) 101,076 2,106
Anthem  38,587 13,851
Centene (1) 196,112 12,533
Cigna  66,439 16,061
Humana  34,306 14,383
Molina Healthcare (1) 27,415 6,408
UnitedHealth Group  129,464 48,170
113,981
Providers 1.8%
Amedisys (1) 8,521 2,256
HCA Healthcare  53,936 10,158
Surgery Partners (1) 34,352 1,521
13,935
Total Services 158,832
Total Miscellaneous Common
Stocks  4.5% (5) 36,960
Total Common Stocks (Cost
$389,249) 748,802
CONVERTIBLE PREFERRED STOCKS 3.4%
BIOTECHNOLOGY 0.8%
Other Biotechnology 0.8%
Affinivax, Series C, Acquisition Date:
1/6/21, Cost $605 (1)(2)(3) 19,155 605
Centessa Pharmaceuticals
Limited, Acquisition Date: 1/29/21,
Cost $320 (1)(2)(3) 58,267 320
Day One Bio, Series B, Acquisition
Date: 2/2/21, Cost $163 (1)(2)(3) 5,203 163
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21, Cost $201 (1)(2)(3) 97,051 201
FOG Pharma, Series C, Acquisition
Date: 1/11/21, Cost $79 (1)(2)(3) 5,462 79
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Ginkgo Bioworks, Series E, Acquisition
Date: 7/30/19-9/9/19, Cost $976 (1)
(2)(3) 6,577 989
Shares $ Value
(Cost and value in $000s)
Gyroscope Therapeutics, Series
C-1, Acquisition Date: 3/30/21,
Cost $364 (1)(2)(3) 158,436 364
Imago Biosciences, Series C,
Acquisition Date: 11/12/20,
Cost $242 (1)(2)(3) 200,438 242
Immuneering, Series B, Acquisition
Date: 12/21/20, Cost $192 (1)(2)(3) 18,723 192
Insitro, Series B, Acquisition Date:
5/21/20, Cost $249 (1)(2)(3) 39,793 729
Lianbio, Series A, Acquisition Date:
10/28/20, Cost $519 (1)(2)(3) 9,162 519
Monte Rosa Therapeutics, Series
C, Acquisition Date: 3/11/21,
Cost $317 (1)(2)(3) 107,111 317
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tenaya Therapeutics, Series
C, Acquisition Date: 12/17/20,
Cost $241 (1)(2)(3) 116,470 241
Theseus Pharmaceuticals, Series
B, Acquisition Date: 2/9/21,
Cost $199 (1)(2)(3) 22,950 199
Vividion Therapeutics, Series
C, Acquisition Date: 2/18/21,
Cost $318 (1)(2)(3) 151,376 318
Total Biotechnology 5,947
CONSUMER NONDURABLES 0.2%
Healthcare Services 0.2%
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 501
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 759
Total Consumer Nondurables 1,260
LIFE SCIENCES 0.4%
Life Sciences 0.4%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 572
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 741
Rapid Micro Bio, Series D-1,
Acquisition Date: 3/9/21,
Cost $298 (1)(2)(3) 82,738 298
Somalogic, Series A, Acquisition Date:
11/20/20-12/21/20, Cost $706 (1)(3) 104,137 1,462
Total Life Sciences 3,073
PRODUCTS & DEVICES 0.5%
Capital Equipment 0.1%
Reflexion Medical, Acquisition Date:
4/3/20, Cost $97 (1)(2)(3) 51,079 98
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 287
385

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $392 (1)(2)(3) 403,778 411
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 565
976
Other Products & Devices 0.3%
JAND, Series D, Acquisition Date:
4/23/15, Cost $709 (1)(2)(3) 61,723 1,514
JAND, Series E, Acquisition Date:
3/9/18, Cost $43 (1)(2)(3) 2,753 68
JAND, Series F, Acquisition Date:
4/3/20, Cost $518 (1)(2)(3) 26,577 652
2,234
Total Products & Devices 3,595
SERVICES 1.5%
Information 0.4%
Doximity, Series C, Acquisition Date:
4/10/14, Cost $219 (1)(2)(3) 45,378 3,195
3,195
Other Services 1.0%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 467
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $326 (1)(2)(3) 71,397 472
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 276
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61 (1)(2)(3) 26,885 61
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 53
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 384
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533 (1)(2)(3) 56,856 3,183
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 2,144
Shares $ Value
(Cost and value in $000s)
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 457
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 296
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 302
8,095
Payors 0.1%
Bright Health, Series E, Acquisition
Date: 9/16/20, Cost $958 (1)(2)(3) 46,906 958
958
Providers 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 339
339
Total Services 12,587
Total Convertible Preferred Stocks
(Cost $16,221) 26,462
PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%
Life Sciences 0.6%
Sartorius (EUR) (6) 8,868 4,421
Total Life Sciences 4,421
Total Preferred Stocks (Cost $1,290) 4,421
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 0.04% (7)(8) 3,882,384 3,882
Total Short-Term Investments (Cost
$3,882) 3,882
Total Investments in
Securities 100.4%
(Cost $410,642) $ 783,567
Other Assets Less Liabilities (0.4)% (2,795)
Net Assets 100.0% $ 780,772
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $45,056 and represents 5.8% of net assets.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2021, was $1,468 and was valued at $1,675 (0.2% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Health Sciences Portfolio

.
(6) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 3,869 ¤ ¤ $ 3,882 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3,882.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Health Sciences Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31,
2021, totaled $1,992,000 for the period ended March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 700,312 $ 44,964 $ 3,526 $ 748,802
Convertible Preferred Stocks — 1,462 25,000 26,462
Preferred Stocks — 4,421 — 4,421
Short-Term Investments 3,882 — — 3,882
Total $ 704,194 $ 50,847 $ 28,526 $ 783,567
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 4,136 $ 216 $ — $ — $ (826) $ 3,526
Convertible Preferred Stocks 20,667 1,496 4,280 (550) (893) 25,000
Total $ 24,803 $ 1,712 $ 4,280 $ (550) $ (1,719) $ 28,526

T. ROWE PRICE Health Sciences Portfolio

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 3,526 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for Lack of
Collectability
5% 5% Decrease
Discount
for Lack of
Certainty
5% 5% Decrease
Discount for
Regulatory
Approval
Uncertainty
50% 50% Decrease
Market
Comparable
Enterprise
Value to Sales
Multiple
3.4x
– 4.8x
4.1x Increase
Sales Growth
Rate
19% 19% Increase
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.1x
11.3x Increase
Gross Profit
Growth Rate
21% 21% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Estimated
Liquidation
Value
—# —# —# —#
Convertible Preferred Stocks $25,000 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Cumulative
Preferred
Dividend
Rights
0% - 2% 2% Decrease
Premium for
Cumulative
Preferred
Dividend
Rights
0% - 1% 1% Increase

T. ROWE PRICE Health Sciences Portfolio

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
E309-054Q1 03/21
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
Comparable
Enterprise
Value to Sales
Multiple
18.6x
– 24.7x
21.7x Increase
Sales Growth
Rate
30% 30% Increase
Enterprise
Value to Gross
Profit Multiple
31.9x
– 44.1x
38.0x Increase
Gross Profit
Growth Rate
30% 30% Increase
Enterprise
Value to
EBITDA
Multiple
77.4x 77.4x Increase
Discount
for Lack of
Marketability
10% 10% Decrease